Mineral Property Interests	12 Months Ended
Dec. 31, 2021
Mineral Property Interests
Mineral Property Interests
8.	Mineral Property Interests

	Canada					USA
	British Columbia			Nunavut		Nevada
	New Polaris	Windfall Hills	Princeton	Hard Cash	Nigel	Fondaway Canyon	Corral Canyon
	(Note 8(a)(i))	(Note 8(a)(ii))	(Note 8(a)(iii))	(Note 8(a)(iv))	(Note 8(a)(iv))	(Notes 8(b)(i))	(Note 8(b)(ii))	Total

Acquisition Costs:

Balance, December 31, 2019	$3,914	$361	$20	$31	$5	$2,112	$24	$6,467
Additions	9	-	8	-	-	-	-	17
Recoveries	-	-	(28)	-	-	(513)	-	(541)
Foreign currency translation adjustment	4	7	-	1	-	42	1	55
Impairment	-	-	-	(32)	(5)	-	-	(37)
Balance, December 31, 2020	3,927	368	-	-	-	1,641	25	5,961

Deferred Exploration Expenditures:

Balance, December 31, 2019	6,338	670	188	337	-	1,580	503	9,616
Additions:
Exploration:
Assays and sampling	-	20	-	22	-	-	4	46
Drilling	-	208	-	172	-	-	-	380
Environmental	24	-	-	22	-	-	-	46
Field, camp, supplies	7	10	-	106	-	-	-	123
General, administrative, sundry	4	-	2	-	-	12	2	20
Geology	-	62	-	64	-	-	-	126
Local labour	15	-	-	-	-	-	-	15
Machinery and equipment	34	-	-	9	-	-	-	43
Reclamation bond	20	-	-	-	-	-	-	20
Rental and storage	4	-	-	-	-	20	5	29
Salaries	30	34	5	25	-	6	6	106
Surface taxes	1	-	-	-	-	-	16	17
Transportation	44	27	-	326	-	-	-	397
Recoveries	-	-	(200)	-	-	(81)	-	(281)
Foreign currency translation adjustment	162	15	5	7	-	36	21	246
Impairment	-	-	-	(1,090)	-	-	-	(1,090)
Balance, December 31, 2020	6,683	1,046	-	-	-	1,573	557	9,859
Mineral property interests:
Balance, December 31, 2020	$10,610	$1,414	$-	$-	$-	$3,214	$582	$15,820
	Canada		USA
	British Columbia		Nevada
	New Polaris	Windfall Hills	Fondaway Canyon	Corral Canyon
	(Note 8(a)(i))	(Note 8(a)(ii))	(Notes 8(b)(i))	(Note 8(b)(ii))	Total

Acquisition Costs:

Balance, December 31, 2020	$3,927	$368	$1,641	$25	$5,961
Additions	13	-	-	-	13
Recoveries	-	-	(359)	-	(359)
Foreign currency translation adjustment	1	2	7		10
Balance, December 31, 2021	3,941	370	1,289	25	5,625

Deferred Exploration Expenditures:

Balance, December 31, 2020	6,683	1,046	1,573	557	9,859
Additions:
Exploration:
Assays and sampling	105	2	-	-	107
Community and social	3	-	-	-	3
Drilling	4,250	-	-	-	4,250
Engineering	34	-	-	-	34
Environmental	534	-	-	-	534
Field, camp, supplies	401	-	-	-	401
Fuel, gas, propane	296	-	-	-	296
General, administrative, sundry	14	-	3	-	17
Geology	570	-	-	-	570
Local labour	594	-	-	-	594
Machinery and equipment	136	-	-	-	136
Metallurgy	(7)	-	-	-	(7)
Rental and storage	83	-	20	1	104
Salaries	110	10	2	2	124
Surface taxes	10	-	-	17	27
Surveying	23	-	-	-	23
Transportation	1,062	-	-	-	1,062
Utilities	46	-	3	-	49
Recoveries	-	-	(61)	-	(61)
Foreign currency translation adjustment	21	4	7	2	34
Balance, December 31, 2021	14,968	1,062	1,547	579	18,156

Mineral property interests:
Balance, December 31, 2021	$18,909	$1,432	$2,836	$604	$23,781
(a)	Canada:

	(i)	New Polaris (British Columbia):

The New Polaris property, which is located in the Atlin Mining Division, British Columbia, is 100% owned by the Company subject to a 15% net profit interest which may be reduced to a 10% net profit interest within one year of commercial production by issuing 150,000 common shares to Rembrandt Gold Mines Ltd. Acquisition costs at December 31, 2021 include a reclamation bond for $218,000 (2020 - $218,000).

	(ii)	Windfall Hills (British Columbia):

The Company owns 100% undivided interests in two adjacent gold properties (Uduk Lake and Dunn properties) located in British Columbia. The Uduk Lake properties are subject to a 1.5% NSR production royalty that can be purchased for CAD$1 million and another 3% NSR production royalty. The Dunn properties are subject to a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000.

	(iii)	Princeton (British Columbia):

In December 2018 and then as amended in June 2019, the Company entered into a property option agreement jointly with Universal Copper Ltd. (formerly, Tasca Resources Ltd.) (“Universal”) and an individual. In October 2020, the Company assigned its interest in the property option agreement for the Princeton property to Damara Gold Corp. (“Damara”). Pursuant to the assignment, Damara issued 9.9% of its outstanding common shares to the Company on closing of the assignment at a fair value of $228,500. After reducing the carrying value of the property to $Nil by recording a $228,000 recovery to the mineral property, the Company recorded mineral property option income of $500 for the year ended December 31, 2020. Subject to the exercise of the option by December 31, 2021, the Company’s aggregate ownership in the capital of Damara shall increase to 19.9% which Damara did exercise by the issuance of 9.8 million Damara shares to the Company at a fair value of $588,800 which was recorded as mineral property option income for the year ended December 31, 2021.

	(iv)	Hard Cash and Nigel (Nunavut):

In November 2018, the Company entered into a property option agreement with Silver Range Resources Ltd. (“Silver Range”) whereby the Company had an option to earn a 100% undivided interests in the Hard Cash and Nigel properties by paying CAD$150,000 in cash and issuing 1.5 million common shares to Silver Range over a four year period.

In 2020, the Company terminated the property option agreement, and accordingly indicators of impairment existed leading to a test of recoverable amount which resulted in an impairment loss of $1.1 million. A value in use calculation is not applicable as the Company does not have any expected cash flows from the property option agreement at this stage. In estimating the fair value less costs of disposal, management did not have observable or unobservable input to estimate the recoverable amount greater than $nil. As this valuation technique requires management’s judgement and estimates of recoverable amount, it is classified as Level 3 of the fair value hierarchy.

(b)	United States:

	(i)	Fondaway Canyon (Nevada):

On March 20, 2017, the Company closed the Membership Interest Purchase Agreement with AIM (the “Membership Agreement”) whereby the Company acquired 100% legal and beneficial interests in mineral properties located in Nevada, Idaho and Utah (USA) for a total cash purchase price of $2 million in cash and honouring pre-existing NSRs. Certain of the mineral properties are subject to royalties. For the Fondaway Canyon project, it bears both a 3% NSR and a 2% NSR. The 3% NSR has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out. A balance of $425,000 with a fair value of $183,000 was outstanding upon the closing of the Membership Agreement; a balance of $250,000 remains payable as at December 31, 2021 (2020 - $285,000). The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

On October 16, 2019, the Company signed a binding Letter Agreement with Getchell Gold Corp. (“Getchell”) which was later superseded by the Option Agreement for the Acquisition of Fondaway Canyon and Dixie Comstock Properties on January 3, 2020, whereby Getchell has an option for 4 years to acquire 100% of the Fondaway Canyon and Dixie Comstock properties located in Churchill County, Nevada (both subject to a 2% NSR) for $4 million in total compensation to the Company, comprised of $2 million in cash and $2 million in shares of Getchell. Payment terms by Getchell are as follows:

	Cash		US$ equivalent in Getchell Shares

At signing of agreement	$ 100	(received in 2020)	$ 100	(received in 2020 with fair value of $104,600)
1st anniversary	100	(received in 2020)	200	(received in 2020 with fair value of $208,400)
2nd anniversary	100	(received in 2021)	300	(received in 2021 with fair value of $259,000)
3rd anniversary	100		400
4th anniversary	1,600		1,000
	$ 2,000		$ 2,000

The option includes minimum annual work commitments of $1.45 million on the properties. Getchell must also honor the pre-existing NSR and advance royalty commitments related to the properties, and grant the Company a 2% NSR on the Fondaway Canyon and Dixie Comstock properties of which half (1%) can be bought for $1 million per property.

(ii)	Corral Canyon (Nevada):

In 2018, the Company staked 92 mining claims in Nevada, USA.
(b)	United States:

(iii) Silver King (Nevada):

In October 2018, the Company entered into a property option agreement for its Silver King property with Brownstone Ventures (US) Inc. (“Brownstone”) whereby Brownstone has an option to earn a 100% undivided interest by paying $240,000 in cash over a 10 year period with early option exercise payment of $120,000. The Company will retain a 2% NSR of which a 1% NSR can be acquired by Brownstone for $1 million. The Company received $12,000 cash in 2021 (2020 - $12,000) which was recognized as mineral property option income.

(iv) Lightning Tree (Idaho):

On September 10, 2020, the Company entered into an option agreement in the form of a definitive mineral property purchase agreement for its Lightning Tree property located in Lemhi County, Idaho, with Ophir Gold Corp. (“Ophir”), whereby Ophir shall acquire a 100% undivided interest in the property. In order to acquire the property, over a three year period, Ophir shall pay to the Company a total of CAD$137,500 in cash over a three year period and issue 2.5 million common shares and 2.5 million warrants over a two year period, and shall incur aggregate exploration expenditures of at least $4 million over a three year period. The Company will retain a 2.5% NSR of which a 1% NSR can be acquired by Ophir for CAD$1 million. If Ophir fails to file a NI 43-101 compliant resource on the Lightning Tree property within three years, the property will not be conveyed to Ophir. In 2021, the Company received CAD$25,000 cash (2020 – CAD$12,500) and 1.25 million shares with a fair value of $159,600 (2020 - 1.25 million shares with a fair value of $130,500) and 1.25 million warrants with a fair value of $5,000 (2020 - 1.25 million warrants with a fair value of $41,900), all of which were recognized as mineral property option income.

(c)	Expenditure options:

As at December 31, 2021, to maintain the Company’s interest and/or to fully exercise the options under various property agreements covering its properties, the Company must make payments as follows:

	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 8(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Fondaway Canyon (Note 8(b)(i)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	2,000	-	-

Windfall Hills (Note 8(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-

	$1,000	$2,500	$35	150,000
(1)

Advance royalty payments of $250,000 remain payable as at December 31, 2021 with annual payments of $35,000. Pursuant to the option agreement, Getchell will be obligated to pay the annual advance royalty (Note 8(b)(i)).

(2) The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

These amounts may be reduced in the future as the Company determines which mineral property interests to continue to explore and which to abandon.

(d)	Title to mineral property interests:

The Company has diligently investigated rights of ownership of all of its mineral property interests/concessions and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties and concessions may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.

(e)	Realization of assets:

The Company’s investment in and expenditures on its mineral property interests comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent on establishing legal ownership of the mineral properties, on the attainment of successful commercial production or from the proceeds of their disposal. The recoverability of the amounts shown for mineral property interests is dependent upon the existence of reserves, the ability of the Company to obtain necessary financing to complete the development of the properties, and upon future profitable production or proceeds from the disposition thereof.

(f)	Environmental:

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation of the Company’s operation may cause additional expenses and restrictions.

If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous materials and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its current properties and former properties in which it has previously had an interest. The Company is not aware of any existing environmental problems related to any of its current or former mineral property interests that may result in material liability to the Company.